Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income
19.	Financial assets at fair value through other comprehensive income

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB’000	RMB’000	RMB’000
Certificate of deposits	—	—	669,670
Exchange fund bills	—	—	486,425

	—	—	1,156,095

(a)	As of December 31, 2024, the past due principal amount of financial assets at fair value through other comprehensive income was nil.